Cash and Cash Equivalents - Narrative (Details) $ in Thousands, € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	[1]
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 3,491,289		$ 1,499,936	[1]		$ 2,048,844	[1]		$ 800,740
EUR
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 97,000	€ 83	$ 653,000		€ 628	$ 703,000		€ 636

[1]	1)Comparative figures have been aligned to the presentation adopted in the current year.